Financial Risk Management - Summary of Movement of Interest Bearing Liabilities and Related Derivatives (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from interest bearing liabilities	$ 250	$ 528	$ 1,577
Settlements of debt related instruments	(160)	(218)	36
Repayment of interest bearing liabilities	(2,604)	(4,188)	(7,114)
Change from Net financing cash flows	(2,514)	(3,878)
Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	2,555	2,281
Proceeds from interest bearing liabilities	250	500
Repayment of interest bearing liabilities	(308)	(221)
Change from Net financing cash flows	(58)	279
Other movements:
Other interest bearing liabilities/derivative related changes	1	(5)
At the end of the financial year	2,498	2,555	2,281
Notes and debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	23,298	27,041
Repayment of interest bearing liabilities	(2,198)	(3,736)
Change from Net financing cash flows	(2,198)	(3,736)
Other movements:
Interest rate impacts	729	(353)
Foreign exchange impacts	(311)	245
Other interest bearing liabilities/derivative related changes	11	101
At the end of the financial year	21,529	23,298	27,041
Finance leases [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	802	897
Repayment of interest bearing liabilities	(75)	(81)
Change from Net financing cash flows	(75)	(81)
Other movements:
Foreign exchange impacts	(11)	(9)
Other interest bearing liabilities/derivative related changes	(1)
Liabilities transferred to held for sale		(5)
At the end of the financial year	715	802	897
Bank overdraft and short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	58	45
Other movements:
Other interest bearing liabilities/derivative related changes	(38)	13
At the end of the financial year	20	58	45
Other interest bearing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	92	210
Proceeds from interest bearing liabilities		28
Repayment of interest bearing liabilities	(23)	(150)
Change from Net financing cash flows	(23)	(122)
Other movements:
Other interest bearing liabilities/derivative related changes	(3)	4
At the end of the financial year	66	92	210
Cross currency and interest rate swaps [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	805	740
Settlements of debt related instruments	(160)	(218)
Change from Net financing cash flows	(160)	(218)
Other movements:
Interest rate impacts	(809)	329
Foreign exchange impacts	319	(254)
Other interest bearing liabilities/derivative related changes	49	208
At the end of the financial year	$ 204	$ 805	$ 740